Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
(Loss) income before tax	$ (8,926)	$ 1,184,488	$ (54,539)
Adjustments to reconcile (loss) income before tax to net cash flows (used in) provided by operating activities:
Share - based payment costs	6,170	7,082	14,288
Depreciation expense	4	227	109
Other including foreign exchange rate gain (loss)	6	4,217	(986)
Cash inflow from interest on available-for-sale financial assets		571	1,006
Cash inflow for taxes	472		291
Cash (outflow) for taxes	(7,089)	(255,453)
Decrease in other receivables and prepayments	384	71	1,526
(Decrease) increase in trade and other payables	(5,808)	(1,256)	4,200
Net cash flows (used in) provided by operating activities	(14,787)	939,947	(34,105)
Investing activities:
Proceeds from the maturity of available-for-sale financial assets		85,368	41,201
Reduction in non-current asset	3
Purchase of equipment		(3)	(31)
Net cash flows provided by investing activities	3	85,365	41,170
Financing activities:
Shares issued for cash	1	49	114
Shareholder distribution		(1,093,927)
Repurchase of equity awards	(8,121)	(24,813)
Net cash flows (used in) provided by financing activities	(8,120)	(1,118,691)	114
Net (decrease) increase in cash and cash equivalents	(22,904)	(93,379)	7,179
Net foreign exchange differences	(4,108)	145,035	(1,550)
Cash and cash equivalents at beginning of period	109,554	57,898	52,269
Cash and cash equivalents at end of period	$ 82,542	$ 109,554	$ 57,898